EQUITY - Summary of stock option activities (Details 2) (Stock Options, USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Stock Options
Options
Outstanding at beginning of year	586,566	498,566	454,566
Granted	153,000	132,166	44,000
Exercised	(100,000)	(12,000)
Cancelled
Forfeited	(91,200)	(32,166)
Outstanding at ending of year	548,366	586,566	498,566
Exercisable at the year end	457,166	454,400	321,366
Weighted average exercise price
Outstanding at beginning of year	$ 7.74	$ 7.52	$ 7.02
Granted	$ 5.96	$ 8.34	$ 10.83
Exercised	$ 2.15	$ 1.775
Cancelled
Forfeited
Outstanding at the end of year	$ 7.49	$ 7.74	$ 7.52
Exercisable at the year end	$ 7.74	$ 7.56	$ 7.00
Weighted average grant-date fair value of options granted during the year	$ 5.96	$ 8.34	$ 10.83